Related parties - Outstanding related party transactions (Details) - Joint ventures where entity is venturer - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Trade receivables	$ 1,480	$ 112
Trade payables	12,898	0
Shareholders Loan	21,709	17,369
Revenue	840	235
Dividend Income	0	150
Bari Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		850
Revenue		14
Dividend Income		0
Bastia Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		0
Revenue		0
Dividend Income		150
Tankers Agencies (UK) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	63
Trade payables	3	0
Shareholders Loan	0	0
Revenue	0	0
Dividend Income	0	0
be HYDRO bv
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Trade payables	0	0
Shareholders Loan	1,021	903
Revenue	0	0
Dividend Income	0	0
JPN H2Ydro CO. Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	17	15
Trade payables	0	0
Shareholders Loan	9,255	6,690
Revenue	0	0
Dividend Income	0	0
FRS Windcat Offshore Logistics GmbH
Disclosure of transactions between related parties [line items]
Trade receivables	68	5
Trade payables	0	0
Shareholders Loan	4,406	3,688
Revenue	322	117
Dividend Income	0	0
TSM Windcat
Disclosure of transactions between related parties [line items]
Trade receivables	308	30
Trade payables	261	0
Shareholders Loan	7,027	5,238
Revenue	372	104
Dividend Income	0	$ 0
United Freight Carriers LLC
Disclosure of transactions between related parties [line items]
Trade receivables	16
Trade payables	0
Shareholders Loan	0
Revenue	0
Dividend Income	0
TFG Marine Pte. Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0
Trade payables	12,633
Shareholders Loan	0
Revenue	0
Dividend Income	0
Cleanergy Solutions (Namibia) (Pty) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	1,071
Trade payables	0
Shareholders Loan	0
Revenue	146
Dividend Income	$ 0